Fees Summary	Jul. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 227,225,066.00
Previously Paid Amount	0.00
Total Fee Amount	31,379.78
Total Offset Amount	0.00
Net Fee	$ 31,379.78
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A